Intangibles (Tables)	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of non-current assets - intangibles

	Consolidated
	December 2022	June 2022 Restated *
	$	$
Paxalisib Licensing agreement - at acquired fair value	16,407,788	16,407,788
Less: Accumulated amortisation	(6,708,555)	(6,166,378)

	9,699,233	10,241,410

EVT-801 Licensing agreement - at cost	9,813,362	9,813,362
Less: Accumulated amortisation	(1,308,448)	(915,914)

	8,504,914	8,897,448

	18,204,147	19,138,858

Summary of reconciliations of intangibles
Reconciliations of the written down values at the beginning and end of the current financial half-year are set out below:

	EVT801 licensing agreement Restated*	Paxalisib licensing agreement	Total
Consolidated	$	$	$
Balance at 1 July 2022	8,897,448	10,241,410	19,138,858
Amortisation expense	(392,534)	(542,177)	(934,711)

Balance at 31 December 2022	8,504,914	9,699,233	18,204,147